Schedule of Unvested Restricted Stock Units Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested beginning Balance	5,188,990	6,526,496
Weighted-Average Grant Date Fair Value, Unvested beginning Balance	$ 0.64	$ 0.16
Number of Shares, Granted		806,283
Weighted-Average Grant Date Fair Value, Granted		$ 4.15	$ 0.33
Number of Shares, Vested	(466,125)	(1,929,351)
Weighted-Average Grant Date Fair Value, Vested	$ 0.43	$ 0.52
Number of Shares, Forfeited	217,522	214,438
Weighted-Average Grant Date Fair Value, Forfeited	$ 0.25	$ 0.44
Number of Shares, Unvested Ending Balance	4,505,343	5,188,990	6,526,496
Weighted-Average Grant Date Fair Value, Unvested Ending Balance	$ 0.68	$ 0.64	$ 0.16
Number of Shares, Forfeited	(217,522)	(214,438)
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares, Unvested beginning Balance	1,686,031
Weighted-Average Grant Date Fair Value, Unvested beginning Balance	$ 10.14
Number of Shares, Granted		1,889,051
Weighted-Average Grant Date Fair Value, Granted		$ 10.12
Number of Shares, Vested	(51,250)
Weighted-Average Grant Date Fair Value, Vested	$ 10.00
Number of Shares, Forfeited		203,020
Weighted-Average Grant Date Fair Value, Forfeited		$ 10.00
Number of Shares, Unvested Ending Balance	1,634,781	1,686,031
Weighted-Average Grant Date Fair Value, Unvested Ending Balance	$ 10.15	$ 10.14
Number of Shares, Forfeited		(203,020)